TAXATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Effective tax percent differential	2.00%		3.00%
Net loss	$ 11,219,851	$ 1,117,586	$ 2,218,062
Effective tax percent statutory	25.00%	25.00%	25.00%
Income tax expiration year description	will expire in year 2024
Uncertain tax positions	$ 0	$ 0
PRC Enterprise Income Tax [Member]
Operating Loss Carryforwards [Line Items]
Effective tax percent differential	25.00%